Filed pursuant to Rule 497(e)
1933 Act File No. 002-81956
1940 Act File No. 811-03627

GREENSPRING FUND, INC.

GREENSPRING FUND

Supplement dated May 18, 2022

to the Statement of Additional Information (“SAI”) dated May 1, 2022

The last paragraph in the section entitled “Portfolio Managers” is amended and restated in its entirety as shown below:

As of December 31, 2021, Mr. Carlson beneficially owned shares of the Fund worth over $1 million. Mr. Goodman beneficially owned shares of the Fund worth between $100,001-$500,000.

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Please retain this supplement for your reference.